Above / Below Market Acquired Charters	6 Months Ended
Jun. 30, 2025
Above Below Market Acquired Charters
Above / Below Market Acquired Charters

7. Above / Below Market Acquired Charters

The fair value of the time and the bareboat charters attached to the vessels representing the difference between the time and the bareboat charter rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition dates were recorded as “Above market acquired charters” under other non-current assets or “Below market acquired charters” under long-term liabilities in the audited consolidated balance sheet as of the acquisition dates, respectively.

Above and below market acquired time and bareboat charters are amortized or accreted using the straight-line method over the remaining period of the time and bareboat charters acquired as a reduction or addition to time and bareboat charter revenues. For the six-month periods ended June 30, 2025 and 2024 such amortization to time and bareboat charter revenues for the above market acquired time and bareboat charters amounted to $17,307 and $14,118, respectively. For the six-month periods ended June 30, 2025 and 2024 such accretion to time and bareboat charter revenues for the below market acquired time and bareboat charters amounted to $6,764 and $7,247, respectively.

The following table presents an analysis of above / below market acquired charters:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2025	$101,574	$(75,659)
(Amortization) / accretion	(17,307)	6,764
Carrying amount as at June 30, 2025	$84,267	$(68,895)

As of June 30, 2025, the remaining carrying amount of unamortized above / below market acquired time charters will be amortized / accreted in future years as follows:

For the year ending June 30,	Above market acquired charters	Below market acquired charters
2026	$34,901	$(13,512)
2027	12,228	(13,512)
2028	7,471	(13,549)
2029	7,451	(13,512)
2030	7,451	(7,658)
Thereafter	14,765	(7,152)
Total	$84,267	$(68,895)